Average Annual Total Returns - FidelityEquityDividendIncomeFund-RetailPRO - FidelityEquityDividendIncomeFund-RetailPRO - Fidelity Equity Dividend Income Fund	Jan. 28, 2023
Fidelity Equity Dividend Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(1.06%)
Past 5 years	7.19%
Past 10 years	10.14%
Fidelity Equity Dividend Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.14%)
Past 5 years	4.94%
Past 10 years	8.29%
Fidelity Equity Dividend Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.19%
Past 5 years	5.22%
Past 10 years	7.91%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%
MS735
Average Annual Return:
Past 1 year	(3.64%)
Past 5 years	7.30%
Past 10 years	11.34%